Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2017
Segmental analysis
Schedule of operating segments

	Net	Non-			Depreciation	Impairment
	interest	interest	Total	Operating	and	(losses)/	Operating
	income	income	income	expenses	amortisation	releases	profit/(loss)
2017	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	3,721	774	4,495	(2,490)	—	(186)	1,819

Commercial Banking	1,566	831	2,397	(888)	(152)	(119)	1,238
Private Banking	386	184	570	(388)	—	(5)	177

Commercial & Private Banking	1,952	1,015	2,967	(1,276)	(152)	(124)	1,415

Central items & other	(192)	877	685	(272)	(130)	(1)	282

Total	5,481	2,666	8,147	(4,038)	(282)	(311)	3,516

2016*
UK Personal & Business Banking	3,517	819	4,336	(2,782)	—	(105)	1,449

Commercial Banking	1,162	450	1,612	(975)	—	(14)	623
Private Banking	380	191	571	(432)	—	1	140

Commercial & Private Banking	1,542	641	2,183	(1,407)	—	(13)	763

Central items & other	(287)	(193)	(480)	(99)	(127)	(7)	(713)

Total	4,772	1,267	6,039	(4,288)	(127)	(125)	1,499

2015*
UK Personal & Business Banking	3,366	733	4,099	(2,900)	—	(20)	1,179

Commercial Banking	1,125	402	1,527	(692)	—	(3)	832
Private Banking	385	192	577	(506)	—	(12)	59

Commercial & Private Banking	1,510	594	2,104	(1,198)	—	(15)	891

Central items & other	(337)	(240)	(577)	(735)	(136)	89	(1,359)

Total	4,539	1,087	5,626	(4,833)	(136)	54	711

	2017			2016*			2015*
		Inter			Inter			Inter
Total revenue	External	segment	Total	External	segment	Total	External	segment	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	5,291	—	5,291	5,214	(4)	5,210	4,949	(15)	4,934

Commercial Banking	2,313	24	2,337	1,474	16	1,490	1,393	12	1,405
Private Banking	647	20	667	660	30	690	676	42	718

Commercial & Private Banking	2,960	44	3,004	2,134	46	2,180	2,069	54	2,123

Central items & other	1,185	(44)	1,141	147	(42)	105	334	(39)	295

Total	9,436	—	9,436	7,495	—	7,495	7,352	—	7,352

* Re-presented to reflect the segmental reorganisation.

	2017			2016*			2015*
		Inter			Inter			Inter
Total income	External	segment	Total	External	segment	Total	External	segment	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	4,493	2	4,495	4,332	4	4,336	4,063	36	4,099

Commercial Banking	2,455	(58)	2,397	1,699	(87)	1,612	1,613	(86)	1,527
Private Banking	573	(3)	570	572	(1)	571	582	(5)	577

Commercial & Private Banking	3,028	(61)	2,967	2,271	(88)	2,183	2,195	(91)	2,104

Central items & other	626	59	685	(564)	84	(480)	(632)	55	(577)

Total	8,147	—	8,147	6,039	—	6,039	5,626	—	5,626

	2017			2016*			2015*
			Cost to acquire			Cost to acquire			Cost to acquire
			fixed assets			fixed assets			fixed assets
			and intangible			and intangible			and intangible
	Assets	Liabilities	assets	Assets	Liabilities	assets	Assets	Liabilities	assets
	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	133,688	140,505	—	120,903	132,152	—	108,008	126,362	—

Commercial Banking	59,870	87,787	208	43,815	73,378	3	40,472	65,075	—
Private Banking	29,244	28,115	—	28,228	27,180	—	25,304	24,309	—

Commercial & Private Banking	89,114	115,902	208	72,043	100,558	3	65,776	89,384	—

Central items & other	118,041	68,069	92	123,530	67,766	91	128,646	71,517	272

Total	340,843	324,476	300	316,476	300,476	94	302,430	287,263	272

* Re-presented to reflect the segmental reorganisation.

Schedule of geographical segments

	UK	USA	Europe	RoW	Total
2017	£m	£m	£m	£m	£m
Total revenue	9,320	—	116	—	9,436

Net interest income	5,502	—	(21)	—	5,481
Net fees and commissions	1,554	—	1	—	1,555
Income from trading activities	24	—	1	—	25
Other operating income	977	—	109	—	1,086
Total income	8,057	—	90	—	8,147

Operating profit/(loss) before tax	3,564	—	(36)	(12)	3,516
Total assets	312,818	25,696	2,308	21	340,843
of which total assets held for sale	—	24,526	—	—	24,526
Total liabilities	299,486	23,850	1,132	8	324,476
of which total liabilities held for sale	—	23,849	—	—	23,849
Net assets attributable to equity owners and non-controlling interests	13,332	1,846	1,176	13	16,367
Contingent liabilities and commitments	54,958	—	3	—	54,961
Cost to acquire property, plant and equipment and intangible assets	290	—	10	—	300

2016
Total revenue	7,357	(1)	45	94	7,495

Net interest income	4,759	—	6	7	4,772
Net fees and commissions	1,445	—	(4)	5	1,446
Income from trading activities	(437)	—	11	1	(425)
Other operating income	160	(1)	10	77	246
Total income	5,927	(1)	23	90	6,039

Operating profit/ (loss) before tax	1,385	113	(64)	65	1,499
Total assets	262,767	27,702	25,848	159	316,476
of which total assets held for sale	—	—	24,976	—	24,976
Total liabilities	251,583	27,815	21,005	73	300,476
of which total liabilities held for sale	—	—	19,313	—	19,313
Net assets attributable to equity owners and non-controlling interests	11,184	(113)	4,843	86	16,000
Contingent liabilities and commitments	54,095	—	3,359	—	57,454
Cost to acquire property, plant and equipment and intangible assets	85	3	5	1	94

2015
Total revenue	7,678	(208)	(187)	69	7,352

Net interest income	4,484	(1)	34	22	4,539
Net fees and commissions	1,343	—	56	28	1,427
Income from trading activities	(57)	—	(20)	4	(73)
Other operating income	219	(208)	(276)	(2)	(267)
Total income	5,989	(209)	(206)	52	5,626

Operating profit/(loss) before tax	1,047	42	(360)	(18)	711
Total assets	252,036	25,319	22,702	2,373	302,430
Total liabilities	243,638	23,922	17,359	2,344	287,263
Net assets attributable to equity owners and non-controlling interests	8,398	1,397	5,343	29	15,167
Contingent liabilities and commitments	49,258	1	2,610	19	51,888
Cost to acquire property, plant and equipment and intangible assets	173	69	7	23	272